Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consist of the following:

	December 31, 2024	December 31, 2023
Property and equipment
Buildings and improvements	$1,037,185	$1,065,953
Computer and office equipment	369,501	1,250,616
Revenue equipment – trucking	7,020,970	7,966,706
Subtotal	8,427,656	10,283,275
Less: accumulated depreciation	(7,698,508)	(8,820,480)
Property and equipment, net	$729,148	$1,462,795